INCOME TAXES (Disclosure of deferred taxes) (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Recognised deferred tax assets and liabilities
Interest in exploration and evaluation property	$ 0	$ 507,635
Property and equipment	0	(515,160)
Right-of-use assets	(78,000)	(121,000)
Lease liability	78,000	128,525
Net deferred tax assets	$ 0	$ 0